Nuveen New York Quality Municipal Income
Fund
Portfolio of Investments May 31, 2022
(Unaudited)
NAN
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 162.3% (100.0% of Total Investments)
MUNICIPAL BONDS - 162.3%  (100.0% of Total Investments)
Consumer Staples - 5.9% (3.6% of Total Investments)
Erie County Tobacco Asset Securitization Corporation, New
York, Tobacco Settlement Asset-Backed Bonds, Series
2005A:
$ 12,500 5.000%, 6/01/38 7/22 at 100.00 B- $ 12,503,500
3,210 5.000%, 6/01/45 7/22 at 100.00 B- 3,210,674
215 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series 2016A-1, 5.625%, 6/01/35
No Opt. Call BBB 223,189
1,145 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series Series 2016A-1, 5.750%, 6/01/43
No Opt. Call BB+ 1,289,797
7,155 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 7,264,543
24,225 Total Consumer Staples 24,491,703
Education and Civic Organizations - 19.8% (12.2% of Total Investments)
3,130 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Enterprise Charter School Project, Series 2011A,
7.500%, 12/01/40
7/22 at 100.00 CCC 3,131,502
Build New York City Resource Corporation, New York,
Revenue Bonds, City University of New York - Queens
College, Q Student Residences, LLC Project, Refunding
Series 2014A:
1,025 5.000%, 6/01/32 6/24 at 100.00 Aa2 1,069,967
2,070 5.000%, 6/01/43 6/24 at 100.00 Aa2 2,144,458
Build New York City Resource Corporation, New York,
Revenue Bonds, Metropolitan College of New York, Series
2014:
1,405 5.250%, 11/01/34 11/24 at 100.00 BB 1,445,295
1,300 5.000%, 11/01/39 11/24 at 100.00 BB 1,325,376
Build New York City Resource Corporation, New York,
Revenue Bonds, South Bronx Charter School for
International Cultures and the Arts Project, Series 2013A:
950 5.000%, 4/15/33 4/23 at 100.00 BB+ 959,528
1,380 5.000%, 4/15/43 4/23 at 100.00 BB+ 1,389,136
1,000 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 N/R 877,160
Build NYC Resource Corporation, New York, Revenue
Bonds, Richmond Preparatory Charter School Project,
Social Impact Project Series 2021A:
290 5.000%, 6/01/41, 144A 6/29 at 100.00 N/R 297,569
1,000 5.000%, 6/01/51, 144A 6/29 at 100.00 N/R 1,013,540
1,760 Dormitory Authority of the State of New York, General Revenue Bonds,
Saint Johns University, Series 2013A, 5.000%, 7/01/44
7/23 at 100.00 A- 1,786,259
2,000 Dormitory Authority of the State of New York, Housing Revenue Bonds,
Fashion Institute of Technology, Series 2007, 5.250%, 7/01/29 - FGIC
Insured
No Opt. Call Baa2 2,130,080
1,565 Dormitory Authority of the State of New York, Revenue Bonds, Fordham
University, Series 2020, 4.000%, 7/01/50
7/29 at 100.00 A 1,548,959
5,090 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/40
7/25 at 100.00 A- 5,292,786
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
1,820 5.000%, 7/01/45 7/25 at 100.00 N/R 1,878,859
1,510 Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2022A, 4.000%, 7/01/47
7/32 at 100.00 N/R 1,469,306

Nuveen New York Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NAN
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2015A:
$ 1,000 5.000%, 7/01/34 7/25 at 100.00 Aa2 $ 1,075,030
2,300 5.000%, 7/01/35 7/25 at 100.00 Aa2 2,470,453
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2016A:
5,100 5.000%, 7/01/33 7/26 at 100.00 Aa2 5,599,341
3,765 5.000%, 7/01/36 7/26 at 100.00 Aa2 4,110,665
1,055 5.000%, 7/01/39 7/26 at 100.00 Aa2 1,147,175
5,500 4.000%, 7/01/43 7/26 at 100.00 Aa2 5,599,165
905 Dormitory Authority of the State of New York, Revenue Bonds, Rochester
Institute of Technology, Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 A1 994,324
2,625 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2020A, 5.000%, 7/01/53
7/30 at 100.00 Aa1 2,949,712
3,140 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36,
144A
12/26 at 100.00 BB- 3,260,074
2,705 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 0.000%, 1/01/55 (4)
1/34 at 100.00 N/R 2,522,385
Hempstead Town Local Development Corporation, New
York, Revenue Bonds, Adelphi University Project, Series
2013:
1,005 5.000%, 9/01/38 9/23 at 100.00 A- 1,022,899
265 5.000%, 9/01/43 9/23 at 100.00 A- 268,850
5,000 Madison County Capital Resource Corporation, New York, Revenue
Bonds, Colgate University Project, Refunding Series 2015A, 5.000%,
7/01/40
7/25 at 100.00 AA 5,283,650
890 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, St. John Fisher College, Series 2011, 6.000%, 6/01/30
7/22 at 100.00 A- 892,367
3,030 New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 BBB 3,130,657
New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A:
4,545 3.000%, 1/01/37 - AGM Insured 1/31 at 100.00 AA 4,062,912
2,000 3.000%, 1/01/40 - AGM Insured 1/31 at 100.00 AA 1,769,980
2,055 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A,
4.000%, 3/01/45 - AGM Insured
9/30 at 100.00 N/R 2,047,355
2,520 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69
3/29 at 100.00 A2 2,344,180
1,900 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69
3/29 at 100.00 Baa2 1,778,058
1,515 Onondaga Civic Development Corporation, New York, Revenue Bonds, Le
Moyne College Project, Series 2015, 5.000%, 7/01/40
7/25 at 100.00 Baa2 1,573,555
80,115 Total Education and Civic Organizations 81,662,567
Financials - 3.4% (2.1% of Total Investments)
4,725 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call A2 5,584,525
6,885 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2 8,417,532
11,610 Total Financials 14,002,057

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 10.0% (6.2% of Total Investments)
$ 10,470 Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A, 4.250%, 5/01/52
5/32 at 100.00 N/R $ 10,514,393
9,680 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2020A, 4.000%, 9/01/50
3/30 at 100.00 BBB- 8,922,443
3,700 Dormitory Authority of the State of New York, Revenue Bonds, North
Shore Long Island Jewish Obligated Group, Series 2015A, 5.000%,
5/01/43
5/25 at 100.00 A- 3,857,472
9,150 Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 A 9,224,389
Dutchess County Local Development Corporation, New
York, Revenue Bonds, Health Quest Systems, Inc. Project,
Series 2016B:
4,120 5.000%, 7/01/32 7/26 at 100.00 A- 4,347,918
750 5.000%, 7/01/46 7/26 at 100.00 A- 781,373
1,770 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 N/R 1,909,795
710 Livingston County Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Nicholas H. Noyes Hospital, Series 2005, 6.000%,
7/01/30
7/22 at 100.00 BB- 711,519
1,000 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 4.000%,
12/01/39
12/30 at 100.00 BBB+ 987,820
41,350 Total Health Care 41,257,122
Housing/Single Family - 0.1% (0.1% of Total Investments)
620 Guam Housing Corporation, Mortgage-Backed Securities Program Single
Family Mortgage Revenue Bonds, Series 1998A, 5.750%, 9/01/31, (AMT)
No Opt. Call N/R 624,731
Industrials - 4.2% (2.6% of Total Investments)
17,145 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 17,219,066
40 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-
CL2, 3.500%, 9/15/52
3/30 at 100.00 N/R 35,759
17,185 Total Industrials 17,254,825
Long-Term Care - 0.5% (0.3% of Total Investments)
1,275 Dormitory Authority of the State of New York, Non-State Supported Debt,
Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006,
5.000%, 11/01/31
7/22 at 100.00 A2 1,284,524
340 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann?s Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 N/R 320,249
430 New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-
1, 5.800%, 7/01/23
7/22 at 100.00 N/R 415,763
100 Yonkers Industrial Development Agency, New York, Civic Facilities
Revenue Bonds, Special Needs Facilities Pooled Program Bonds, Series
2008-C1, 5.800%, 7/01/23
7/22 at 100.00 N/R 97,727
2,145 Total Long-Term Care 2,118,263
Materials - 0.5% (0.3% of Total Investments)
1,935 Build New York City Resource Corporation, New York, Solid Waste
Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014,
5.000%, 1/01/35, (AMT), 144A
1/25 at 100.00 N/R 1,994,385
Tax Obligation/General - 15.6% (9.6% of Total Investments)
8,000 Nassau County, New York, General Obligation Bonds, General
Improvement Bonds Series 2019B, 5.000%, 4/01/49 - AGM Insured
4/30 at 100.00 AA 8,862,480
1,720 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2021A, 4.000%, 4/01/44 - AGM Insured
4/31 at 100.00 N/R 1,743,340
500 Nassau County, New York, General Obligation Bonds, General
Improvement Series, Refunding 2016A, 5.000%, 1/01/38
1/26 at 100.00 A+ 538,745

Nuveen New York Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NAN
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Nassau County, New York, General Obligation Bonds,
General Improvment Series 2016C:
$ 1,395 5.000%, 4/01/35 4/26 at 100.00 A+ $ 1,512,668
2,000 5.000%, 4/01/43 4/26 at 100.00 A+ 2,154,320
5,000 New York City, New York, General Obligation Bonds, Fiscal 2014 Series
A-1, 5.000%, 8/01/26
8/23 at 100.00 AA 5,179,050
8,775 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
B-1, 5.000%, 12/01/41
12/26 at 100.00 AA 9,527,544
4,000 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
B-1, 5.000%, 10/01/37
10/27 at 100.00 AA 4,383,400
New York City, New York, General Obligation Bonds, Fiscal
2018 Series E-1:
7,000 5.000%, 3/01/38, (UB) (5) 3/28 at 100.00 AA 7,720,930
1,000 5.000%, 3/01/39 3/28 at 100.00 AA 1,101,580
New York City, New York, General Obligation Bonds, Fiscal
2018 Series F-1:
6,480 5.000%, 4/01/40 4/28 at 100.00 AA 7,138,887
1,420 5.000%, 4/01/43 4/28 at 100.00 AA 1,555,610
7,500 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
5.000%, 8/01/43
8/30 at 100.00 AA 8,387,925
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
1,506 4.000%, 7/01/41 7/31 at 103.00 N/R 1,430,580
3,088 4.000%, 7/01/46 7/31 at 103.00 N/R 2,889,040
59,384 Total Tax Obligation/General 64,126,099
Tax Obligation/Limited - 32.6% (20.1% of Total Investments)
2,080 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2014C. Group C, 5.000%,
3/15/44
3/24 at 100.00 AA+ 2,171,354
7,710 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 1 Through 5, Series
2020A, 4.000%, 3/15/44
9/30 at 100.00 AA+ 7,930,583
5,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019A. Bidding Group 1,2,3,4,
4.000%, 3/15/49
3/29 at 100.00 N/R 5,113,700
1,135 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/38
2/30 at 100.00 AA+ 1,179,753
7,865 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021E, 4.000%, 3/15/42
3/32 at 100.00 N/R 8,162,612
1,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2015B. Group A,B&C, 5.000%, 3/15/35
9/25 at 100.00 AA+ 1,074,190
6,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 5.000%, 3/15/45
3/28 at 100.00 AA+ 6,531,360
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
3,225 5.000%, 11/15/28 11/25 at 100.00 BB 3,445,235
2,355 5.000%, 11/15/34 11/25 at 100.00 BB 2,494,793
1,000 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Green Fiscal 2022 Series A, 4.000%, 2/15/37
2/32 at 100.00 N/R 1,043,480
3,750 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/42
2/27 at 100.00 Aa3 4,017,188
Metropolitan Transportation Authority, New York, Dedicated
Tax Fund Bonds, Refunding Series 2012A:
1,815 5.000%, 11/15/27 11/22 at 100.00 AA 1,842,969
2,250 5.000%, 11/15/29 11/22 at 100.00 AA 2,283,660
7,265 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Series 2022A, 4.000%, 11/15/42
5/32 at 100.00 N/R 7,378,334
9,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2018 Series Subseries S-4A, 5.250%, 7/15/36
7/28 at 100.00 AA 10,064,970
3,500 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2018, Series 2017S-3, 5.000%, 7/15/38
7/28 at 100.00 AA 3,863,265

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 2,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-1, 5.000%, 7/15/45
7/28 at 100.00 AA $ 2,186,380
890 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/36
7/28 at 100.00 AA 986,138
1,870 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2013S-1, 5.000%, 7/15/31
7/22 at 100.00 AA 1,876,134
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2012 Series
E-1:
805 5.000%, 2/01/37 7/22 at 100.00 AAA 807,262
1,055 5.000%, 2/01/42 7/22 at 100.00 AAA 1,057,880
3,090 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2013 Series F-1, 5.000%, 2/01/29
2/23 at 100.00 AAA 3,150,718
7,860 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38
5/23 at 100.00 AAA 8,032,763
4,170 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35
2/24 at 100.00 AAA 4,341,595
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/36
8/26 at 100.00 AAA 5,425,600
1,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries F-1, 4.000%,
11/01/36
5/31 at 100.00 AAA 1,054,720
3,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Series 2021A-1, 3.000%, 3/15/50
3/31 at 100.00 AA+ 2,616,060
2,500 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose Group 1, Series 2019A, 4.000%,
3/15/48
9/28 at 100.00 N/R 2,553,450
New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2020C:
2,550 5.000%, 3/15/35 9/30 at 100.00 AA+ 2,904,042
2,250 5.000%, 3/15/38 9/30 at 100.00 AA+ 2,545,627
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
11,014 0.000%, 7/01/51 7/28 at 30.01 N/R 2,433,543
10,955 5.000%, 7/01/58 7/28 at 100.00 N/R 11,165,446
32 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53
7/28 at 100.00 N/R 31,490
Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding
Series 2016A:
2,000 5.000%, 1/01/29, (AMT) 1/26 at 100.00 Caa1 1,774,720
1,000 5.000%, 1/01/35, (AMT) 1/26 at 100.00 Caa1 798,800
3,800 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-1A, 4.000%, 5/15/46
11/31 at 100.00 N/R 3,920,574
4,785 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-3, 4.000%, 5/15/51
11/31 at 100.00 N/R 4,916,300
1,065 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C, 4.125%, 5/15/52
5/32 at 100.00 N/R 1,105,364
137,641 Total Tax Obligation/Limited 134,282,052
Transportation - 41.1% (25.3% of Total Investments)
5,425 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2016A-1, 5.000%, 11/15/46
5/26 at 100.00 A3 5,623,013
1,110 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50
5/30 at 100.00 A3 1,179,442
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Series 2016B, 5.000%, 11/15/37
11/26 at 100.00 A3 5,244,450
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2012E:
1,540 5.000%, 11/15/42 11/22 at 100.00 A3 1,556,493
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015C-1, 5.250%, 11/15/29
11/25 at 100.00 A3 5,361,050

Nuveen New York Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NAN
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 11,920 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2016C-1, 5.250%, 11/15/56
11/26 at 100.00 A3 $ 12,566,183
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Bronx Parking Development
Company, LLC Project, Series 2007:
200 5.750%, 10/01/37 (6) 7/22 at 100.00 N/R 160,000
5,500 5.875%, 10/01/46 (6) 7/22 at 100.00 N/R 4,400,000
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, Secured by Port Authority
Consolidated Bonds, Refunding Series 1WTC-2021:
1,465 3.000%, 2/15/42 - AGM Insured 2/30 at 100.00 N/R 1,286,812
5,495 4.000%, 2/15/43 - BAM Insured 2/30 at 100.00 N/R 5,629,902
New York State Thruway Authority, General Revenue Bonds,
Series 2020N:
5,000 4.000%, 1/01/44 1/30 at 100.00 A1 5,132,550
3,000 4.000%, 1/01/45 1/30 at 100.00 N/R 3,073,950
3,825 New York State Thruway Authority, General Revenue Bonds, Series 2021O,
3.000%, 1/01/50 - BAM Insured
7/31 at 100.00 N/R 3,236,830
1,350 New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2016A, 5.000%, 1/01/51
1/26 at 100.00 A2 1,428,098
4,420 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
4/30/53, (AMT)
10/31 at 100.00 BBB- 4,096,810
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal
B Redevelopment Project, Series 2016A:
1,200 4.000%, 7/01/41, (AMT) 7/24 at 100.00 BBB 1,170,024
5,795 5.000%, 7/01/46, (AMT) 7/24 at 100.00 BBB 5,994,811
6,315 5.250%, 1/01/50, (AMT) 7/24 at 100.00 BBB 6,582,251
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
3,500 5.000%, 8/01/26, (AMT) 6/22 at 100.00 B 3,500,245
9,730 5.000%, 8/01/31, (AMT) 6/22 at 100.00 B 9,730,681
400 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 B 434,932
140 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020A, 4.000%, 12/01/40, (AMT)
12/30 at 100.00 Baa1 136,413
1,255 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C, 5.000%, 12/01/37
12/30 at 100.00 Baa1 1,352,350
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2022:
3,680 5.000%, 12/01/40, (AMT) 12/32 at 100.00 N/R 3,956,773
3,260 5.000%, 12/01/41, (AMT) 12/32 at 100.00 N/R 3,499,251
New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia
Airport Terminals C&D Redevelopment Project, Series
2018:
8,515 5.000%, 1/01/27, (AMT) No Opt. Call Baa3 8,918,781
2,000 5.000%, 1/01/31, (AMT) 1/28 at 100.00 Baa3 2,084,420
2,745 5.000%, 1/01/36, (AMT) 1/28 at 100.00 Baa3 2,839,840
8,780 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Ninth Series 2015, 5.000%, 5/01/45
5/25 at 100.00 Aa3 9,245,779
1,800 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eighteen Series 2019, 5.000%, 11/01/39, (AMT)
11/29 at 100.00 Aa3 1,933,758

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eleventh Series 2018:
$ 2,330 4.000%, 9/01/43 9/28 at 100.00 Aa3 $ 2,407,845
6,000 5.000%, 9/01/48, (UB) (5) 9/28 at 100.00 Aa3 6,676,620
4,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fifth Series 2017, 5.000%, 11/15/47
11/27 at 100.00 Aa3 4,381,840
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Series 2017:
4,000 5.000%, 10/15/47 4/27 at 100.00 Aa3 4,353,320
5,000 5.250%, 10/15/57 4/27 at 100.00 Aa3 5,542,600
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twentieth Series 2019, 4.000%, 11/01/59, (AMT)
11/29 at 100.00 Aa3 4,974,100
3,500 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%,
11/15/47
5/27 at 100.00 AA- 3,788,995
5,000 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Series 2016A, 5.000%, 11/15/46
5/26 at 100.00 AA- 5,419,600
10,200 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2020A, 4.000%, 11/15/54
11/30 at 100.00 AA- 10,333,722
164,395 Total Transportation 169,234,534
U.S. Guaranteed - 7.8% (4.8% of Total Investments) (7)
3,915 Dormitory Authority of the State of New York, Lease Revenue Bonds,
State University Dormitory Facilities, Refunding Series 2013A, 5.000%,
7/01/27, (Pre-refunded 7/01/23)
7/23 at 100.00 Aa3 4,059,307
3,500 Dormitory Authority of the State of New York, Lease Revenue Bonds, State
University Dormitory Facilities, Series 2012A, 5.000%, 7/01/37, (Pre-
refunded 7/01/22)
7/22 at 100.00 Aa2 3,511,130
Dormitory Authority of the State of New York, Lease
Revenue Bonds, State University Dormitory Facilities,
Series 2015A:
1,120 5.000%, 7/01/31, (Pre-refunded 7/01/25) 7/25 at 100.00 Aa3 1,218,986
1,245 5.000%, 7/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 Aa3 1,355,033
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
135 5.000%, 7/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 N/R 146,721
5,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2013A, 5.000%, 2/15/43, (Pre-
refunded 2/15/23)
2/23 at 100.00 AA+ 5,126,350
Long Island Power Authority, New York, Electric System
Revenue Bonds, Series 2012A:
415 5.000%, 9/01/37, (Pre-refunded 9/01/22) 9/22 at 100.00 N/R 418,917
320 5.000%, 9/01/37, (Pre-refunded 9/01/22) 9/22 at 100.00 N/R 323,021
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2012E:
5,100 5.000%, 11/15/42, (Pre-refunded 11/15/22) 11/22 at 100.00 A3 5,186,394
2,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013E, 5.000%, 11/15/31, (Pre-refunded 11/15/23)
11/23 at 100.00 A3 2,095,600
1,500 New York City Trust for Cultural Resources, New York, Revenue Bonds,
Wildlife Conservation Society, Series 2013A, 5.000%, 8/01/33, (Pre-
refunded 8/01/23)
8/23 at 100.00 A+ 1,559,010
1,000 New York City, New York, General Obligation Bonds, Fiscal 2012 Series B,
5.000%, 8/01/30, (Pre-refunded 8/01/22)
8/22 at 100.00 AA 1,006,380
980 New York City, New York, General Obligation Bonds, Fiscal 2012 Series I,
5.000%, 8/01/32, (Pre-refunded 8/01/22)
8/22 at 100.00 AA 986,252
New York City, New York, General Obligation Bonds, Tender
Option Bond Trust 2016-XG0082:
1,525 15.814%, 3/01/31, (Pre-refunded 3/01/23), 144A, (IF) (5) 3/23 at 100.00 AA 1,686,971
3,125 15.814%, 3/01/31, (Pre-refunded 3/01/23), 144A, (IF) (5) 3/23 at 100.00 AA 3,456,906
30,880 Total U.S. Guaranteed 32,136,978

Nuveen New York Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NAN
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 20.8% (12.8% of Total Investments)
$ 370 Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34 10/22 at 100.00 BBB $ 374,288
1,460 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 A 1,521,115
1,590 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 A 1,746,965
Long Island Power Authority, New York, Electric System
Revenue Bonds, Series 2012A:
515 5.000%, 9/01/37 9/22 at 100.00 N/R 519,460
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2014
Series DD, 5.000%, 6/15/35
6/24 at 100.00 AA+ 5,251,400
10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series DD-2, 5.000%, 6/15/48, (UB)
12/27 at 100.00 AA+ 10,940,500
9,285 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series EE, 5.000%, 6/15/40, (UB)
12/27 at 100.00 AA+ 10,230,306
2,500 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 AA+ 2,588,900
1,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York
City Municipal Water Finance Authority Projects, Second Resolution
Subordinated SRF Series 2015A, 5.000%, 6/15/40
6/25 at 100.00 AAA 1,075,290
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving
Funds Revenue Bonds, New York City Municipal Water
Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017E:
3,990 5.000%, 6/15/42 6/27 at 100.00 AAA 4,382,177
400 5.000%, 6/15/47 6/27 at 100.00 AAA 436,852
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving
Funds Revenue Bonds, New York City Municipal Water
Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2018B:
7,500 5.000%, 6/15/43 6/28 at 100.00 AAA 8,348,250
3,680 5.000%, 6/15/48 6/28 at 100.00 AAA 4,073,723
1,920 Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series
2018A, 4.750%, 11/01/42, (AMT), 144A
7/23 at 100.00 B1 1,917,427
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Senior Lien Series 2012A:
345 5.500%, 7/01/28 7/22 at 100.00 CCC 346,142
1,270 5.750%, 7/01/37 7/22 at 100.00 CCC 1,274,458
1,040 6.000%, 7/01/47 7/22 at 100.00 CCC 1,043,848
940 Suffolk County Industrial Development Agency, New York, Revenue
Bonds, Nissequogue Cogeneration Partners Facility, Series 1998,
5.500%, 1/01/23, (AMT)
7/22 at 100.00 N/R 941,316
3,785 Utility Debt Securitization Authority, New York, Restructuring Bonds,
Refunding Series 2015, 5.000%, 12/15/37
12/25 at 100.00 AAA 4,123,228
Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2013TE:
3,800 5.000%, 12/15/33 12/23 at 100.00 AAA 3,980,614
1,060 5.000%, 12/15/34 12/23 at 100.00 AAA 1,109,566
8,030 5.000%, 12/15/41 12/23 at 100.00 AAA 8,342,126
1,515 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2016A, 5.000%, 12/15/35
6/26 at 100.00 AAA 1,669,939

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2017:
$ 4,500 5.000%, 12/15/38 12/27 at 100.00 AAA $ 5,057,685
4,000 5.000%, 12/15/39 12/27 at 100.00 AAA 4,483,600
79,495 Total Utilities 85,779,175
$ 650,980 Total Long-Term Investments (cost $658,432,972) 668,964,491
Floating Rate Obligations - (6.3)%   (25,825,000)
Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs - (35.6)% (8) (146,926,822)
Variable Rate Demand Preferred Shares, net of deferred offering costs - (21.4)% (9) (88,193,482)
Other Assets Less Liabilities - 1.0% 4,123,782
Net Assets Applicable to Common Shares - 100% $ 412,142,969
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 668,964,491 $ – $ 668,964,491
Total
$ – $ 668,964,491 $ – $ 668,964,491
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8) Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 22.0%
(9) Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 13.2%.

Nuveen New York Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NAN
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.